UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21619
Nuveen Equity Premium Income Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    3/31/2007
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Equity Premium Income Fund (JPZ)
March 31, 2007

Shares	Description	Value

	Common Stocks – 96.6%

	Aerospace & Defense – 2.6%

72,900	Boeing Company	$6,481,539
100,000	Honeywell International Inc.	4,606,000
32,300	Raytheon Company	1,694,458
89,700	United Technologies Corporation	5,830,500

	Total Aerospace & Defense	18,612,497

	Air Freight & Logistics – 0.5%

46,304	United Parcel Service, Inc., Class B	3,245,910

	Airlines – 0.1%

22,200	AMR Corporation-DEL, (1)	675,990
14,800	Continental Airlines, Inc., (1)	538,572

	Total Airlines	1,214,562

	Auto Components – 0.1%

21,200	American Axle and Manufacturing Holdings Inc.	579,820
30,487	Cooper Tire & Rubber	557,607

	Total Auto Components	1,137,427

	Automobiles – 0.5%

204,000	Ford Motor Company	1,609,560
48,800	General Motors Corporation	1,495,232
4,300	Harley-Davidson Inc.	252,625
100	Toyota Motor Corporation	12,816

	Total Automobiles	3,370,233

	Beverages – 1.2%

113,597	Coca-Cola Company	5,452,656
52,300	PepsiCo, Inc.	3,324,188

	Total Beverages	8,776,844

	Biotechnology – 0.4%

48,600	Amgen Inc., (1)	2,715,768
600	Genentech, Inc., (1)	49,272

	Total Biotechnology	2,765,040

	Building Products – 0.1%

25,567	Masco Corporation	700,536

	Capital Markets – 3.1%

46,000	Charles Schwab Corporation	841,340
22,000	Goldman Sachs Group, Inc.	4,545,860
10,500	Jefferies Group, Inc.	303,975
177,861	JPMorgan Chase & Co.	8,604,915
20,300	Legg Mason, Inc.	1,912,463
31,400	Merrill Lynch & Co., Inc.	2,564,438
23,500	Morgan Stanley	1,850,860
59,400	Waddell & Reed Financial, Inc., Class A	1,385,208

	Total Capital Markets	22,009,059

	Chemicals – 2.5%

51,511	Dow Chemical Company	2,362,294
148,600	E.I. Du Pont de Nemours and Company	7,345,298
40,400	Eastman Chemical Company	2,558,532
42,998	Lubrizol Corporation	2,215,687
36,100	Lyondell Chemical Company	1,081,917
19,000	NL Industries Inc.	207,100
53,293	Olin Corporation	902,783
63,622	RPM International, Inc.	1,469,668

	Total Chemicals	18,143,279

	Commercial Banks – 7.5%

383,779	Bank of America Corporation	19,580,404
18,300	Comerica Incorporated	1,081,896
26,293	Corus Bankshares Inc.	448,559
3,000	Federated Investors Inc.	110,160
52,600	HSBC Holdings PLC, Sponsored ADR	4,618,806
145,300	Lloyds TSB Group PLC, Sponsored ADR	6,461,491
3,414	National Australia Bank Limited, Sponsored ADR	555,970
38,700	TrustCo Bank Corporation NY	370,746
175,300	U.S. Bancorp.	6,130,241
112,400	Wachovia Corporation	6,187,620
34,100	Washington Mutual, Inc.	1,376,958
190,800	Wells Fargo & Company	6,569,244

	Total Commercial Banks	53,492,095

	Commercial Services & Supplies – 2.1%

65,710	Automatic Data Processing, Inc.	3,180,364
4,500	Avery Dennison Corporation	289,170
90,303	Deluxe Corporation	3,027,860
4,419	Fair Isaac Corporation	170,927
1,700	ITT Educational Services, Inc., (1)	138,533
3,200	Manpower Inc.	236,064
40,300	Paychex, Inc.	1,526,161
23,000	Pitney Bowes Inc.	1,043,970
5,800	Priceline.com Incorporated, (1)	308,908
8,500	R.R. Donnelley & Sons Company	311,015
116,428	ServiceMaster Company	1,791,827
34,100	Standard Register Company	431,365
65,671	Waste Management, Inc.	2,259,739

	Total Commercial Services & Supplies	14,715,903

	Communications Equipment – 2.3%

17,600	ADTRAN, Inc.	428,560
30,600	Avaya Inc., (1)	361,386
8,828	Ciena Corporation, (1)	246,743
282,800	Cisco Systems, Inc., (1)	7,219,884
56,100	Corning Incorporated, (1)	1,275,714
12,075	JDS Uniphase Corporation, (1)	183,902
149,100	Motorola, Inc.	2,634,597
97,579	QUALCOMM Inc.	4,162,720

	Total Communications Equipment	16,513,506

	Computers & Peripherals – 3.0%

53,226	Apple Computer, Inc., (1)	4,945,228
67,793	Dell Inc., (1)	1,573,476
93,700	EMC Corporation, (1)	1,297,745
129,100	Hewlett-Packard Company	5,182,074
80,900	International Business Machines Corporation (IBM)	7,625,634
10,457	McAfee Inc., (1)	304,090
133,600	Sun Microsystems Inc., (1)	802,936

	Total Computers & Peripherals	21,731,183

	Containers & Packaging – 0.7%

9,900	Chesapeake Corporation	149,490
65,700	Packaging Corp. of America	1,603,080
87,489	Sonoco Products Company	3,287,837

	Total Containers & Packaging	5,040,407

	Diversified Financial Services – 4.5%

16,900	A. G. Edwards, Inc.	1,169,142
91,104	Capitalsource Inc.	2,289,444
8,700	Chicago Merchantile Exchange	4,632,402
438,000	Citigroup Inc.	22,486,919
22,000	Federal Home Loan Mortgage Corporation	1,308,780
2,700	Moody’s Corporation	167,562

	Total Diversified Financial Services	32,054,249

	Diversified Telecommunication Services – 4.2%

582,077	AT&T Inc.	22,951,295
220,900	Citizens Communications Company	3,302,455
107,100	Verizon Communications Inc.	4,061,232

	Total Diversified Telecommunication Services	30,314,982

	Electric Utilities – 1.6%

27,000	Ameren Corporation	1,358,100
33,900	Consolidated Edison, Inc.	1,730,934
25,949	Great Plains Energy Incorporated	842,045
60,600	OGE Energy Corp.	2,351,280
80,800	Pepco Holdings, Inc.	2,344,816
33,400	Progress Energy, Inc.	1,684,696
27,000	Southern Company	989,550

	Total Electric Utilities	11,301,421

	Electrical Equipment – 0.9%

122,400	Emerson Electric Co.	5,274,216
400	Hubbell Incorporated, Class B	19,296
14,000	Rockwell Automation, Inc.	838,180

	Total Electrical Equipment	6,131,692

	Electronic Equipment & Instruments – 0.0%

6,500	Cogent Inc., (1)	87,425

	Energy Equipment & Services – 2.3%

21,900	Diamond Offshore Drilling, Inc.	1,772,805
24,668	ENSCO International Incorporated	1,341,939
111,600	Halliburton Company	3,542,184
15,400	Patterson-UTI Energy, Inc.	345,576
83,100	Schlumberger Limited	5,742,210
17,600	Smith International, Inc.	845,680
46,500	Tidewater Inc.	2,723,970

	Total Energy Equipment & Services	16,314,364

	Food & Staples Retailing – 0.7%

36,406	CVS Corporation	1,242,901
200	Longs Drug Stores Corporation	10,328
38,696	SUPERVALU Inc.	1,511,853
17,200	Wal-Mart Stores, Inc.	807,540
31,826	Whole Foods Market, Inc.	1,427,396

	Total Food & Staples Retailing	5,000,018

	Food Products – 0.2%

23,029	Kraft Foods Inc.	729,098
57,000	Sara Lee Corporation	964,440

	Total Food Products	1,693,538

	Gas Utilities – 1.0%

28,200	AGL Resources Inc.	1,204,704
62,601	Atmos Energy Corporation	1,958,159
81,800	Nicor Inc.	3,960,756

	Total Gas Utilities	7,123,619

	Health Care Equipment & Supplies – 0.4%

36,000	Baxter International Inc.	1,896,120
25,400	Boston Scientific Corporation, (1)	369,316
13,228	Medtronic, Inc.	648,966

	Total Health Care Equipment & Supplies	2,914,402

	Health Care Providers & Services – 1.1%

15,650	Coventry Health Care, Inc., (1)	877,183
6,700	Mentor Corporation	308,200
2,100	Omnicare, Inc.	83,517
90,046	UnitedHealth Group Incorporated	4,769,737
25,800	Wellpoint Inc., (1)	2,092,380

	Total Health Care Providers & Services	8,131,017

	Hotels Restaurants & Leisure – 1.0%

17,000	Carnival Corporation	796,620
13,566	Harrah’s Entertainment, Inc.	1,145,649
22,661	International Game Technology	915,051
86,900	McDonald’s Corporation	3,914,845
2,112	OSI Restaurant Partners Inc.	83,424

	Total Hotels Restaurants & Leisure	6,855,589

	Household Durables – 1.7%

4,100	Black & Decker Corporation	334,642
34,651	D.R. Horton, Inc.	762,322
10,977	Furniture Brands International, Inc.	173,217
1,300	KB Home	55,471
107,400	Newell Rubbermaid Inc.	3,339,066
12,400	Snap-on Incorporated	596,440
25,600	Stanley Works	1,417,216
106,700	Tupperware Corporation	2,660,031
29,936	Whirlpool Corporation	2,541,866

	Total Household Durables	11,880,271

	Household Products – 2.5%

54,300	Colgate-Palmolive Company	3,626,697
26,100	Kimberly-Clark Corporation	1,787,589
197,107	Procter & Gamble Company	12,449,278

	Total Household Products	17,863,564

	Industrial Conglomerates – 3.8%

2,000	American Standard Companies Inc.	106,040
697,773	General Electric Company	24,673,252
52,800	Genuine Parts Company	2,587,200

	Total Industrial Conglomerates	27,366,492

	Insurance – 4.3%

38,200	Allstate Corporation	2,294,292
124,500	American International Group, Inc.	8,368,890
24,405	Arthur J. Gallagher & Co.	691,394
209,268	Fidelity National Title Group Inc., Class A	5,024,525
17,200	Hartford Financial Services Group, Inc.	1,643,976
80,646	Lincoln National Corporation	5,466,992
72,500	Marsh & McLennan Companies, Inc.	2,123,525
1,100	Mercury General Corporation	58,344
46,000	Travelers Companies, Inc.	2,381,420
52,700	Unitrin, Inc.	2,480,589

	Total Insurance	30,533,947

	Internet & Catalog Retail – 0.2%

24,004	Amazon.com, Inc., (1)	955,119
17,537	IAC/InterActiveCorp., (1)	661,320

	Total Internet & Catalog Retail	1,616,439

	Internet Software & Services – 1.8%

88,717	eBay Inc., (1)	2,940,969
3,160	F5 Networks, Inc., (1)	210,709
13,211	Google Inc., Class A, (1)	6,052,752
7,100	Openwave Systems Inc., (1)	57,865
159,665	United Online, Inc.	2,240,100
44,445	Yahoo! Inc., (1)	1,390,684

	Total Internet Software & Services	12,893,079

	IT Services – 0.1%

2,050	FactSet Research Systems Inc.	128,843
6,395	Fidelity National Information Services	290,717
8,900	WebEx Communications, Inc., (1)	506,054

	Total IT Services	925,614

	Leisure Equipment & Products – 0.1%

2,138	Brunswick Corporation	68,095
17,155	Eastman Kodak Company	387,017
7,900	Polaris Industries Inc.	379,042

	Total Leisure Equipment & Products	834,154

	Machinery – 1.9%

30,891	Briggs & Stratton Corporation	952,987
75,600	Caterpillar Inc.	5,067,468
1,200	Cummins Inc.	173,664
9,200	Deere & Company	999,488
13,600	Graco Inc.	532,576
16,555	Ingersoll Rand Company Limited, Class A	717,990
400	Joy Global Inc.	17,160
6,500	Parker Hannifin Corporation	561,015
57,966	SPX Corporation	4,069,213
12,000	Timken Company	363,720

	Total Machinery	13,455,281

	Media – 1.9%

45,213	CBS Corporation, Class B	1,383,066
136,534	Citadel Broadcasting Corporation	1,298,438
67,800	Clear Channel Communications, Inc.	2,375,712
15,000	Dow Jones & Company, Inc.	517,050
5,355	Idearc Inc.	187,961
39,613	New York Times, Class A	931,302
14,000	Omnicom Group Inc.	1,433,320
183,600	Regal Entertainment Group, Class A	3,648,132
75,874	Sirius Satellite Radio Inc., (1)	242,797
5,800	ValueClick, Inc., (1)	151,554
36,200	Walt Disney Company	1,246,366
24,132	XM Satellite Radio Holdings Inc., Class A, (1)	311,785

	Total Media	13,727,483

	Metals & Mining – 1.2%

16,400	Alcoa Inc.	555,960
28,800	CONSOL Energy Inc.	1,126,944
32,000	Nucor Corporation	2,084,160
63,400	Southern Copper Corporation	4,543,244

	Total Metals & Mining	8,310,308

	Multiline Retail – 1.3%

13,000	Family Dollar Stores	385,060
38,002	Federated Department Stores, Inc.	1,711,990
55,400	Nordstrom, Inc.	2,932,876
8,700	Sears Holding Corporation, (1)	1,567,392
42,000	Target Corporation	2,488,920

	Total Multiline Retail	9,086,238

	Multi-Utilities – 2.2%

125,900	Duke Energy Corporation	2,554,511
91,657	Integrys Energy Group, Inc.	5,087,880
28,500	National Fuel Gas Company	1,232,910
49,100	ONEOK, Inc.	2,209,500
32,100	Public Service Enterprise Group Incorporated	2,665,584
59,100	United Utilities PLC, Sponsored ADR	1,755,270

	Total Multi-Utilities	15,505,655

	Oil, Gas, & Consumable Fuels – 6.9%

1,100	BP Amoco PLC	71,225
170,700	Chevron Corporation	12,624,972
63,649	ConocoPhillips	4,350,409
422,200	Exxon Mobil Corporation	31,854,989
9,900	Valero Energy Corporation	638,451

	Total Oil, Gas, & Consumable Fuels	49,540,046

	Paper & Forest Products – 0.5%

12,070	Bowater Incorporated	287,507
47,000	Weyerhaeuser Company	3,512,780

	Total Paper & Forest Products	3,800,287

	Pharmaceuticals – 7.7%

113,000	Abbott Laboratories	6,305,400
246,638	Bristol-Myers Squibb Company	6,846,671
13,040	CV Therapeutics Inc., (1)	102,625
63,000	Eli Lilly and Company	3,383,730
11,471	GlaxoSmithKline PLC, ADR	633,887
207,500	Johnson & Johnson	12,503,950
234,802	Merck & Co. Inc.	10,371,204
15,134	Neurocrine Biosciences Inc., (1)	189,175
426,857	Pfizer Inc.	10,782,408
22,700	Schering-Plough Corporation	579,077
69,200	Wyeth	3,462,076

	Total Pharmaceuticals	55,160,203

	Real Estate – 2.0%

9,500	American Financial Realty Trust	95,760
57,700	American Home Mortgage Investment Corp.	1,557,323
154,100	Crescent Real Estate Equities Company	3,091,246
39,900	First Industrial Realty Trust, Inc.	1,807,470
21,000	Health Care REIT, Inc.	921,900
58,500	Healthcare Realty Trust, Inc.	2,182,050
117,900	HRPT Properties Trust	1,450,170
22,300	Lexington Corporate Properties Trust	471,199
5,700	Liberty Property Trust	277,704
42,800	Nationwide Health Properties, Inc.	1,337,928
7,682	Newcastle Investment Corporation	213,022
27,000	Senior Housing Properties Trust	645,300

	Total Real Estate Investment Trust	14,051,072

	Road & Rail – 0.3%

17,069	Burlington Northern Santa Fe Corporation	1,372,860
13,563	Norfolk Southern Corporation	686,288

	Total Road & Rail	2,059,148

	Semiconductors & Equipment – 2.3%

11,500	Advanced Micro Devices, Inc., (1)	150,190
26,500	Analog Devices, Inc.	913,985
105,600	Applied Materials, Inc.	1,934,592
46,300	Broadcom Corporation, Class A, (1)	1,484,841
190,771	Intel Corporation	3,649,449
10,600	Intersil Holding Corporation, Class A	280,794
6,800	Lam Research Corporation, (1)	321,912
64,115	Maxim Integrated Products, Inc.	1,884,981
39,700	Microchip Technology Incorporated	1,410,541
24,800	National Semiconductor Corporation	598,672
20,800	NVIDIA Corporation, (1)	598,624
115,500	Texas Instruments Incorporated	3,476,550

	Total Semiconductors & Equipment	16,705,131

	Software – 3.3%

43,852	Adobe Systems Incorporated, (1)	1,828,628
4,580	Akamai Technologies, Inc., (1)	228,634
13,300	Autodesk, Inc., (1)	500,080
34,800	BEA Systems, Inc., (1)	403,332
16,533	Cognizant Technology Solutions Corporation, Class A, (1)	1,459,368
491,700	Microsoft Corporation	13,703,679
16,433	NAVTEQ Corporation, (1)	566,939
254,078	Oracle Corporation, (1)	4,606,434
6,100	Red Hat, Inc., (1)	139,873
10,500	Salesforce.com, Inc., (1)	449,610
3,384	VeriSign, Inc., (1)	85,006

	Total Software	23,971,583

	Specialty Retail – 2.5%

27,715	Abercrombie & Fitch Co., Class A	2,097,471
47,700	American Eagle Outfitters, Inc.	1,430,523
52,650	Best Buy Co., Inc.	2,565,108
24,200	Chico’s FAS, Inc., (1)	591,206
9,100	Christopher & Banks Corporation	177,177
21,256	Claire’s Stores, Inc.	682,743
2,670	Foot Locker, Inc.	62,879
135,715	Home Depot, Inc.	4,986,169
53,597	Limited Brands, Inc.	1,396,738
55,300	Lowe’s Companies, Inc.	1,741,397
5,212	RadioShack Corporation	140,880
500	Sherwin-Williams Company	33,020
5,000	Tiffany & Co	227,400
19,700	TJX Companies, Inc.	531,112
83,469	Tuesday Morning Corporation	1,238,680

	Total Specialty Retail	17,902,503

	Textiles Apparel & Luxury Goods – 0.3%

28,138	VF Corporation	2,324,762

	Thrifts & Mortgage Finance – 0.1%

60,800	New York Community Bancorp, Inc.	1,069,472

	Tobacco – 3.0%

217,733	Altria Group, Inc.	19,119,135
32,200	Reynolds American Inc.	2,009,602
34,424	Vector Group Ltd.	644,073

	Total Tobacco	21,772,810

	Transportation Infrastructure – 0.1%

18,000	Stolt-Nielsen S.A., Sponsored ADR	531,180

	Total Common Stocks (cost $543,402,114)	692,277,519

Principal
Amount (000)	Description	Coupon	Maturity	Value

	Short-Term Investments – 5.3%

$38,114	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/30/07, repurchase price $38,129,126, collateralized by $39,835,000 U.S. Treasury Bills, 0.000%, due 9/27/07, value 38,878,960	4.900%	4/02/07	$38,113,563

	Total Short-Term Investments (cost $38,113,563)			38,113,563

		Notional	Expiration	Strike
Contracts	Type	Amount (2)	Date	Price	Value

	Put Options – 0.4%

663	S&P 500 Index	$86,190,000	4/21/07	$1300	$82,875
722	S&P 500 Index	95,665,000	4/21/07	1325	144,400
663	S&P 500 Index	84,532,500	5/19/07	1275	228,735
1,384	S&P 500 Index	179,920,000	5/19/07	1300	650,480
663	S&P 500 Index	86,190,000	6/16/07	1300	523,770
722	S&P 500 Index	95,665,000	6/16/07	1325	743,660

4,817	Total Put Options (cost $2,653,053)	628,162,500			2,373,920

	Total Investments (cost $584,168,730) – 102.3%				732,765,002

		Notional	Expiration	Strike
Contracts	Type	Amount (2)	Date	Price	Value

	Call Options Written – (2.4)% (3)

(605)	S&P 500 Index	$(83,187,500)	4/21/07	$1375	$(3,306,325)
(607)	S&P 500 Index	(84,980,000)	4/21/07	1400	(2,054,695)
(1,206)	S&P 500 Index	(171,855,000)	4/21/07	1425	(2,001,960)
(586)	S&P 500 Index	(82,040,000)	5/19/07	1400	(2,645,790)
(602)	S&P 500 Index	(85,785,000)	5/19/07	1425	(1,700,650)
(604)	S&P 500 Index	(84,560,000)	6/16/07	1400	(3,282,740)
(607)	S&P 500 Index	(86,497,500)	6/16/07	1425	(2,273,215)

(4,817)	Total Call Options Written (premiums received $18,996,760)	(678,905,000)			(17,265,375)

	Other Assets Less Liabilities – 0.1%				985,805

	Net Assets – 100%				$716,485,432

(1)	Non-income producing.

(2)	For disclosure purposes, Notional Amount is calculated by multiplying the number of Contracts by Strike Price by 100.

(3)	The Fund may designate up to 100% of its Common Stock investments to cover outstanding Call Options Written.

ADR	American Depositary Receipt.

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and Federal income tax purposes are primarily due to the recognition of unrealized gain or loss for tax (mark-to-market) on index option contracts, recognition of income on REIT investments and timing differences in recognizing certain gains and losses on investment transactions.
At March 31, 2007, the cost of investments was $584,168,759.
Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2007, were as follows:

Gross unrealized:
Appreciation	$153,266,573
Depreciation	(4,670,330)

Net unrealized appreciation (depreciation) of investments	$148,596,243

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Nuveen Equity Premium Income Fund

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 30, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 30, 2007

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 30, 2007

*	Print the name and title of each signing officer under his or her signature.